UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK
MUNICIPAL MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2009

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.2%
Education — 13.3%
$ 6,270,000	Albany, NY, Industrial Development Agency, Civic Facility Revenue, CHF-
	Holland Suites II LLC, LOC-TD Bank N.A., 0.230%, 1/7/10 (a)	$6,270,000
25,000,000	Chemung County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Elmira College Project, LOC-JPMorgan Chase, 0.230%, 1/7/10 (a)	25,000,000
4,860,000	Dutchess County, NY, IDA, Marist College, LOC-Bank of New York,
	0.250%, 1/7/10 (a)	4,860,000
	New York State Dormitory Authority Revenue:
	Cornell University:
2,830,000	SPA-HSBC Bank USA N.A., 0.250%, 1/7/10 (a)	2,830,000
1,100,000	SPA-JPMorgan Chase, 0.200%, 1/4/10 (a)	1,100,000
4,775,000	Culinary Institute of America, LOC-TD Banknorth N.A., 0.230%, 1/7/10 (a)	4,775,000
	Non-State Supported Debt:
1,925,000	Culinary Institute of America, XLCA, LOC-TD Banknorth N.A.,
	0.230%, 1/7/10 (a)	1,925,000
5,340,000	D’ Youville College, LOC-Keybank N.A., 0.400%, 1/7/10 (a)	5,340,000
7,000,000	Rockefeller University, 0.230%, 1/7/10 (a)	7,000,000
100,000	St. John’s University, LOC-Bank of America N.A., 0.250%, 1/7/10 (a)	100,000
22,985,000	University of Rochester, LOC-JPMorgan Chase, 0.230%, 1/6/10 (a)	22,985,000
12,000,000	Wagner College, LOC-TD Bank N.A., 0.260%, 1/6/10 (a)	12,000,000
1,265,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	0.260%, 1/6/10 (a)	1,265,000
6,800,000	Rockefeller University, SPA-JPMorgan Chase, 0.230%, 1/7/10 (a)	6,800,000
	State Supported Debt:
13,900,000	City University of New York, LOC-Bank of America N.A., 0.190%, 1/7/10 (a)	13,900,000
58,400,000	City University of New York, LOC-TD Bank N.A., 0.220%, 1/7/10 (a)	58,400,000
10,765,000	Cornell University, SPA-HSBC Bank USA N.A., 0.250%, 1/7/10 (a)	10,765,000
	University of Rochester:
4,400,000	LOC-HSBC Bank USA N.A., 0.200%, 1/4/10 (a)	4,400,000
14,625,000	LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	14,625,000
3,000,000	Wagner College, LOC-Morgan Guarantee Trust, 0.260%, 1/6/10 (a)	3,000,000
6,700,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez
	University Systems Project, LOC-Banco Santander PR, 0.370%, 1/6/10 (a)	6,700,000
3,900,000	Suffolk County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Touro College Project, LOC-JPMorgan Chase, 0.200%, 1/6/10 (a)	3,900,000
17,210,000	Syracuse, NY, Industrial Development Agency, Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 0.180%, 1/4/10 (a)	17,210,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase:
1,300,000	0.200%, 1/4/10 (a)	1,300,000
10,500,000	0.220%, 1/4/10 (a)	10,500,000

	Total Education	246,950,000

Finance — 5.1%
15,000,000	Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.,
	0.300%, 1/6/10 (a)	15,000,000
	New York City, NY, TFA:
1,500,000	Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen,
	0.200%, 1/4/10 (a)	1,500,000
	New York City Recovery Project Revenue:

See Notes to Schedule of Investments.
1

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Finance — 5.1% (continued)
$ 9,900,000	SPA-Landesbank Baden-Wurttemberg, 0.200%, 1/4/10 (a)	$9,900,000
31,800,000	SPA-Royal Bank of Canada, 0.220%, 1/4/10 (a)	31,800,000
	Subordinated:
25,650,000	LIQ-Dexia Credit Local, 0.200%, 1/4/10 (a)	25,650,000
300,000	LIQ-Landesbank Hessen-Thuringen, 0.200%, 1/4/10 (a)	300,000
300,000	SPA-Royal Bank of Canada, 0.200%, 1/4/10 (a)	300,000
10,000,000	New York State LGAC, LOC-Bank of Nova Scotia, 0.260%, 1/6/10 (a)	10,000,000

	Total Finance	94,450,000

General Obligation — 22.7%
58,000,000	Albany, NY, City School District, GO, BAN, 1.500% due 6/25/10	58,206,098
2,950,000	Batavia, NY, City School District, GO, 1.000% due 12/30/10	2,954,044
	Commonwealth of Puerto Rico, GO:
29,590,000	AGM, SPA-Dexia Bank, 0.270%, 1/7/10 (a)	29,590,000
2,800,000	AGM, SPA-Dexia Credit Local, 0.400%, 1/7/10 (a)	2,800,000
	Public Improvements, AGM:
11,100,000	SPA-Dexia Bank, 0.270%, 1/7/10 (a)	11,100,000
39,400,000	SPA-Dexia Credit Local, 0.270%, 1/7/10 (a)	39,400,000
1,700,000	SPA-JPMorgan Chase, 0.350%, 1/7/10 (a)	1,700,000
50,300,000	Refunding, Public Improvements, LOC-Wachovia Bank N.A., 0.180%, 1/4/10 (a)	50,300,000
10,000,000	Deer Park, NY, Union Free School District, GO, BAN, 2.000% due 6/30/10	10,065,464
1,000,000	East Quogue, NY, Union Free School District, GO, TAN, 2.000% due 6/25/10	1,005,889
10,000,000	Fairport, NY, CSD, GO, BAN, 2.000% due 7/16/10	10,081,589
10,000,000	Fulton City, NY, School District, GO, BAN, 2.000% due 7/23/10	10,048,767
20,000,000	Ithaca City, NY, School District, GO, BAN, 2.000% due 7/9/10	20,161,336
9,280,000	Lancaster Town, NY, GO, BAN, 2.000% due 7/22/10	9,345,268
9,000,000	Lancaster, NY, CSD, GO, BAN, 2.000% due 7/1/10	9,061,043
1,985,000	Leray, NY, GO, BAN, 1.500% due 12/15/10	1,991,304
7,000,000	Marlboro, NY, CSD, GO, BAN, 1.500% due 1/29/10	7,003,984
4,000,000	Massapequa, NY, Union Free School District, GO, TAN, 2.000% due 6/23/10	4,028,905
3,000,000	Montauk, NY, Union Free School District, GO, TAN, 2.000% due 6/23/10	3,014,890
7,000,000	Monticello, NY, CSD, GO, BAN, 2.000% due 6/30/10	7,033,583
	New York City, NY:
	GO:
480,000	AGM, SPA-State Street Bank & Trust Co., 0.300%, 1/4/10 (a)	480,000
11,550,000	LOC-U.S. Bank N.A., 0.260%, 1/4/10 (a)	11,550,000
500,000	SPA-Landesbank Hessen-Thuringen, 0.200%, 1/4/10 (a)	500,000
29,425,000	SPA-Wachovia Bank N.A., 0.180%, 1/4/10 (a)	29,425,000
	Subordinated:
3,300,000	AGM, SPA-Dexia Credit Local, 0.200%, 1/4/10 (a)	3,300,000
100,000	LOC-Bank of New York, 0.210%, 1/4/10 (a)	100,000
2,000,000	LOC-Dexia Credit Local, 0.300%, 1/4/10 (a)	2,000,000
2,700,000	NATL, SPA-Wachovia Bank N.A., 0.220%, 1/4/10 (a)	2,700,000
4,300,000	NATL, SPA-Bank of Nova Scotia, 0.220%, 1/4/10 (a)	4,300,000
	New York, NY, GO:
10,700,000	AGM, SPA-State Street Bank & Trust Co., 0.300%, 1/4/10 (a)	10,700,000
285,000	LOC-Landesbank Baden-Wurttemberg, 0.300%, 1/4/10 (a)	285,000
4,600,000	LOC-TD Bank N.A., 0.190%, 1/6/10 (a)	4,600,000
6,600,000	Subordinated, LOC-Dexia Credit Local, 0.200%, 1/6/10 (a)	6,600,000
5,575,000	Orangetown, NY, GO, BAN, 1.500% due 12/7/10	5,628,782
200,000	Puerto Rico Commonwealth, GO, Public Improvement, AGM, SPA-Dexia
	Credit Local, 0.270%, 1/7/10 (a)	200,000
	Rockland County, NY, GO, BAN:
2,300,000	1.250% due 6/15/10	2,306,409
6,700,000	1.250% due 8/13/10	6,730,310

See Notes to Schedule of Investments.
2

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

General Obligation — 22.7% (continued)
$10,000,000	Rome City, NY, School District, GO, BAN, 2.000% due 7/16/10	$10,036,538
7,275,000	Tarrytown, NY, GO, BAN, 1.750% due 5/27/10	7,304,984
18,000,000	West Islip, NY, Union Free School District, GO, TAN, 2.000% due 6/25/10	18,119,323
6,410,000	Westchester County, NY, Finance Department, GO, BAN, 1.000% due 4/28/10	6,415,982

	Total General Obligation	422,174,492

Health Care — 3.1%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
5,085,000	Albany Medical Center Hospital Project, LOC-Bank of America N.A.,
	0.230%, 1/7/10 (a)	5,085,000
1,840,000	Albany Medical Center Hospital, LOC-Bank of America N.A., 0.230%, 1/7/10 (a)	1,840,000
2,810,000	Albany Medical Center Project, LOC-Bank of America N.A., 0.230%, 1/7/10 (a)	2,810,000
8,500,000	Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A., 0.260%, 1/6/10 (a)	8,500,000
	New York State Dormitory Authority Revenue:
9,000,000	Non State Supported Debt, North Shore University Hospital at Glen
	Cove, LOC-TB Bank N.A., 0.190%, 1/6/10 (a)	9,000,000
2,470,000	Non-State Supported Debt, Catholic Health System, LOC-HSBC Bank
	USA N.A., 0.210%, 1/7/10 (a)	2,470,000
2,150,000	New York State Dormitory Authority Revenues, Non-State Supported Debt,
	Northern Westchester Association, LOC-TD Bank N.A., 0.220%, 1/7/10 (a)	2,150,000
6,650,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Saint Elizabeth Medical Center Facility, LOC-HSBC Bank, 0.230%, 1/7/10 (a)	6,650,000
8,000,000	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-
	HSBC Bank, 0.210%, 1/7/10 (a)	8,000,000
11,200,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Ithacare Center Co., LOC-Bank of America N.A., 0.250%, 1/7/10 (a)	11,200,000

	Total Health Care	57,705,000

Housing: Multi-Family — 17.1%
	New York City, NY, HDC:
500,000	MFH Rent Revenue, Royal Properties, LIQ-FNMA, 0.220%, 1/6/10 (a)	500,000
	MFH Revenue:
10,850,000	0.450% due 3/15/10 (b)	10,850,000
3,150,000	3463 Third Avenue Realty LLC, LOC-Citibank N.A., 0.270%, 1/6/10 (a)(c)	3,150,000
5,935,000	BX Parkview Associates LLC, LOC-Citibank N.A., 0.290%, 1/6/10 (a)(c)	5,935,000
13,800,000	LIQ-Dexia Credit Local, 0.240%, 1/4/10 (a)(c)	13,800,000
3,490,000	Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.,
	0.220%, 1/6/10 (a)(c)	3,490,000
8,240,000	SPA-JPMorgan Chase, 0.270%, 1/6/10 (a)(c)	8,240,000
13,900,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 0.290%, 1/6/10 (a)(c)	13,900,000
	Multi-Family Mortgage Revenue:
5,500,000	201 Pearl Street Development, FNMA, 0.170%, 1/6/10 (a)	5,500,000
17,300,000	Boricua Village Apartments, LOC-Citibank N.A., 0.290%, 1/6/10 (a)(c)	17,300,000
10,000,000	Las Casas Development, LOC-Bank of America N.A., 0.300%, 1/6/10 (a)(c)	10,000,000
19,200,000	Markham Gardens Apartments, LOC-Citibank N.A., 0.280%, 1/6/10 (a)(c)	19,200,000

See Notes to Schedule of Investments.
3

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Housing: Multi-Family — 17.1% (continued)
$ 3,820,000	Sons Italy Apartments, LOC-Wachovia Bank N.A., 0.200%, 1/7/10 (a)	$3,820,000
4,000,000	Susans Court, LOC-Citibank N.A., 0.280%, 1/6/10 (a)(c)	4,000,000
6,500,000	Target V Apartments, LOC-Citibank N.A., 0.270%, 1/6/10 (a)(c)	6,500,000
8,750,000	The Dorado Apartments, LOC-Citibank N.A., 0.280%, 1/6/10 (a)(c)	8,750,000
6,660,000	Multi-Family Revenue, 941 Hoe Avenue Apartments, LOC-Key Bank
	N.A., 0.220%, 1/6/10 (a)(c)	6,660,000
700,000	Related Monterey, LIQ-FNMA, 0.230%, 1/6/10 (a)	700,000
	New York State HFA:
2,400,000	10 Liberty, FHLMC, LIQ-FHLMC, 0.200%, 1/6/10 (a)	2,400,000
4,100,000	20 River Terrace Housing, LIQ-FNMA, 0.170%, 1/6/10 (a)	4,100,000
21,300,000	Revenue, Victory Housing, LIQ-FHLMC, 0.200%, 1/6/10 (a)(c)	21,300,000
	New York State Housing Finance Agency:
	Revenue:
4,100,000	320 West 38th Street, LOC-Wachovia Bank N.A., 0.200%, 1/6/10 (a)	4,100,000
400,000	345 East 94th Street Associates LLC, LIQ-FHLMC, 0.240%, 1/6/10 (a)(c)	400,000
21,900,000	350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen,
	0.300%, 1/6/10 (a)(c)	21,900,000
4,550,000	350 West 43rd Street, LOC-Landesbank Hessen-Thuringen, 0.300%, 1/6/10 (a)(c)	4,550,000
2,400,000	455 West 37th Street, LOC-Landsbank Hessen-Thuringen, 0.300%, 1/6/10 (a)(c)	2,400,000
8,320,000	DeKalb Ace Housing, LOC-Wachovia Bank N.A., 0.200%, 1/6/10 (a)	8,320,000
16,220,000	Ocean Park Apartments Housing, LIQ-FNMA, 0.300%, 1/6/10 (a)(c)	16,220,000
16,510,000	Prospect Plaza Apartments, LOC-Citibank N.A., 0.290%, 1/6/10 (a)(c)	16,510,000
14,250,000	Remeeder Houses, LOC-Citibank N.A., 0.300%, 1/6/10 (a)(c)	14,250,000
11,200,000	Shore Hill Housing Associates LP, LIQ-FHLMC, 0.170%, 1/6/10 (a)	11,200,000
22,345,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen,
	0.230%, 1/6/10 (a)	22,345,000
5,800,000	Service Contract Revenue, LOC-Bank of America N.A., 0.300%, 1/6/10 (a)(d)	5,800,000
	New York, NY, HDC:
14,900,000	Mortgage Revenue, The Crest, LOC-Landesbank Hessen-Thuringen,
	0.270%, 1/6/10 (a)	14,900,000
6,035,000	Multi Family Revenue, Aldus St. Apartments, LOC-Keybank N.A.,
	0.220%, 1/6/10 (a)(c)	6,035,000

	Total Housing: Multi-Family	319,025,000

Housing: Single Family — 9.8%
	New York State Housing Finance Agency:
	Revenue:
36,250,000	10 Barclay Street, LIQ-FNMA, 0.170%, 1/6/10 (a)	36,250,000
30,000,000	188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen,
	0.230%, 1/6/10 (a)(c)	30,000,000
6,425,000	316 11th Avenue Housing, LIQ-FNMA, 0.150%, 1/6/10 (a)	6,425,000
32,700,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen, 0.320%, 1/6/10 (a)(c)	32,700,000
15,700,000	LOC-Landesbank Hessen-Thuringen, 0.220%, 1/6/10 (a)	15,700,000
15,300,000	Victory Housing, Credit Enhanced by FNMA, 0.200%, 1/6/10 (a)(c)	15,300,000
	Service Contract Revenue, Refunding:
8,100,000	LOC-Landesbank Hessen-Thuringen, 0.250%, 1/6/10 (a)	8,100,000
23,000,000	LOC-State Street Bank & Trust Co., 0.200%, 1/6/10 (a)	23,000,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Dexia
	Credit Local:
3,000,000	0.240%, 1/4/10 (a)(c)	3,000,000

See Notes to Schedule of Investments.
4

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Housing: Single Family — 9.8% (continued)
$ 5,000,000	0.350%, 1/4/10 (a)(c)	$5,000,000
6,490,000	Ramapo, NY, Housing Authority Revenue, Spring Valley Homes
	Redevelopment Project LLC, LIQ-FNMA, 0.260%, 1/7/10 (a)(c)	6,490,000

	Total Housing: Single Family	181,965,000

Industrial Revenue— 9.9%
5,700,000	Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living
	Residential Corporation Project, LOC-HSBC Bank USA N.A., 0.230%, 1/7/10 (a)	5,700,000
5,300,000	Delaware County, NY, Industrial Development Agency, Civic Facility
	Revenue, Delaware Valley Hospital Project, LOC-HSBC Bank USA N.A.,
	0.210%, 1/7/10 (a)	5,300,000
3,700,000	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
	Societe Generale, 0.290%, 1/6/10 (a)(c)	3,700,000
1,870,000	Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank
	USA N.A., 0.450%, 1/7/10 (a)(c)	1,870,000
6,025,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Cherry Ridge Assisted Living, LOC-HSBC Bank USA N.A.,
	0.170%, 1/7/10 (a)	6,025,000
15,000,000	Nassau County, NY, IDA Civic Facility Revenue, Cold Spring Harbour
	Laboratory, SPA-JPMorgan Chase, 0.180%, 1/4/10 (a)	15,000,000
	New York City, NY:
	IDA:
75,650,000	1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A.,
	GIC-Bayerische Landesbank, 0.230%, 1/4/10 (a)	75,650,000
1,455,000	IDR, PS Bibbs Inc., LOC-JPMorgan Chase, 0.450%, 1/7/10 (a)(c)	1,455,000
10,850,000	Revenue, Civic Facilities Revenue, Lycee Francais Development NY
	Project, LOC-JPMorgan Chase, 0.220%, 1/7/10 (a)	10,850,000
	Industrial Development Agency, Civic Facility Revenue:
4,990,000	Auditory/Oral School Project, LOC-Wachovia Bank N.A., 0.230%, 1/7/10 (a)	4,990,000
6,425,000	New York Congregational Nursing, LOC-HSBC Bank USA,
	0.210%, 1/7/10 (a)	6,425,000
4,360,000	Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan
	Chase, 0.300%, 1/7/10 (a)	4,360,000
8,500,000	New York State Urban Development Corp., Revenue, SVC Contract, SPA-
	JPMorgan Chase, 0.300%, 1/7/10 (a)	8,500,000
3,800,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 0.230%, 1/7/10 (a)	3,800,000
6,855,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA
	N.A., 0.210%, 1/7/10 (a)	6,855,000
315,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA
	N.A., 0.450%, 1/7/10 (a)(c)(e)	315,000
8,255,000	Putnam County, NY, Industrial Development Agency, Civic Facilities
	Revenue, United Cerebral Palsy Association of Putnam & Southern
	Dutchess County, LOC-TD Bank N.A., 0.230%, 1/7/10 (a)	8,255,000
3,000,000	Riverhead, NY, IDA, Civic Facility Revenue, Central Suffolk Hospital
	Project, LOC-HSBC Bank USA N.A., 0.210%, 1/7/10 (a)	3,000,000
1,070,000	Rockland County, NY, Industrial Development Agency, Civic Facility
	Revenue, Rockland Jewish Community Center Corp., LOC-Wachovia
	Bank N.A., 0.170%, 1/7/10 (a)	1,070,000
1,870,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC
	Bank USA N.A., 0.450%, 1/7/10 (a)(c)	1,870,000
4,200,000	Syracuse, NY, Industrial Development Agency Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 0.180%, 1/4/10 (a)	4,200,000

See Notes to Schedule of Investments.

5

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Industrial Revenue — 9.9% (continued)
$ 4,170,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of
	New York, 0.250%, 1/6/10 (a)(e)	$4,170,000

	Total Industrial Revenue	183,360,000

Life Care Systems — 0.8%
14,995,000	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation, LOC-HSBC Bank USA, 0.210%, 1/7/10 (a)	14,995,000

Miscellaneous — 0.1%
2,015,000	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced
	Assistance, LOC-Bank of America N.A., 0.190%, 1/7/10 (a)	2,015,000

Public Facilities — 3.5%
	New York City, NY, Trust for Cultural Resources Revenue:
4,800,000	American Museum, SPA-Wachovia Bank N.A., 0.170%, 1/7/10 (a)	4,800,000
41,975,000	Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.,
	0.220%, 1/4/10 (a)	41,975,000
16,250,000	Manhattan School of Music, LOC-Wells Fargo Bank N.A., 0.170%, 1/7/10 (a)	16,250,000
2,493,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	0.260%, 1/6/10 (a)	2,493,000

	Total Public Facilities	65,518,000

Tax Allocation — 1.0%
6,400,000	Commonwealth of Puerto Rico, GO, AGM, SPA-Dexia Credit Local, 0.400%, 1/7/10 (a)	6,400,000
12,500,000	Nassau County, NY, Interim Finance Authority, LIQ-BNP Paribas, 0.180%, 1/4/10 (a)	12,500,000

	Total Tax Allocation	18,900,000

Transportation — 5.5%
4,680,000	Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of
	America N.A., 0.310%, 1/7/10 (a)(c)	4,680,000
	MTA, NY:
	Revenue:
14,300,000	Dedicated Tax, AGM, SPA-Dexia Credit Local, 0.340%, 1/7/10 (a)	14,300,000
12,000,000	Transportation, LOC-BNP Paribas, 0.220%, 1/4/10 (a)	12,000,000
	TECP:
13,100,000	BAN, LOC-ABN AMRO Bank N.V., 0.330% due 1/7/10	13,100,000
13,000,000	LOC-ABN AMRO Bank N.V., 0.300% due 1/7/10	13,000,000
7,900,000	Niagara Falls, NY, Bridge Commission Toll Revenue, SPA-Dexia Credit
	Local, 0.300%, 1/6/10 (a)	7,900,000
	Triborough Bridge & Tunnel Authority, NY, Revenue:
15,000,000	2.000% due 1/20/10 (b)	15,008,836
5,275,000	AGM, SPA-Lloyds TSB Bank PLC, 0.230%, 1/6/10 (a)	5,275,000
6,500,000	LOC-State Street Bank & Trust Co., 0.200%, 1/6/10 (a)	6,500,000
	Refunding:
8,055,000	Gem Subordinated, SPA-Bank of America, 0.210%, 1/7/10 (a)	8,055,000
2,600,000	Subordinated, SPA-Dexia Credit Local, 0.250%, 1/7/10 (a)	2,600,000

	Total Transportation	102,418,836

Utilities — 3.6%
	Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia
	Credit Local:
8,000,000	0.350%, 1/6/10 (a)	8,000,000
5,600,000	0.320%, 1/7/10 (a)	5,600,000
	Long Island, NY, Power Authority:
	Electric System Revenue, AGM, SPA-Dexia Credit Local:

See Notes to Schedule of Investments.

6

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Utilities — 3.6% (continued)
$ 6,550,000	0.250%, 1/6/10 (a)	$6,550,000
3,000,000	0.330%, 1/4/10 (a)	3,000,000
1,300,000	Subordinated, LOC-State Street Bank & Trust Co., 0.200%, 1/4/10 (a)	1,300,000
	New York State Power Authority, TECP:
17,000,000	0.280% due 3/4/10	17,000,000
2,675,000	0.300% due 3/11/10	2,675,000
	LOC-JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust
	Co., BNP Paribas, Bank of New York:
14,800,000	0.300% due 2/2/10	14,800,000
8,000,000	0.300% due 3/3/10	8,000,000

	Total Utilities	66,925,000

Water & Sewer — 4.7%
10,000,000	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue,
	LOC-JPMorgan Chase, 0.210%, 1/6/10 (a)	10,000,000
	New York City, NY:
	MFA Water & Sewer System Revenue:
	Second General Resolution:
11,600,000	Fiscal 2008, SPA-Fortis Bank SA, 0.200%, 1/4/10 (a)	11,600,000
3,900,000	SPA-Dexia Credit Local, 0.250%, 1/4/10 (a)	3,900,000
8,000,000	SPA-Fortis Bank S.A., 0.180%, 1/4/10 (a)	8,000,000
	Municipal Water Finance Authority:
11,200,000	SPA-Dexia Credit Local, 0.280%, 1/7/10 (a)	11,200,000
4,400,000	TECP, 0.350% due 1/21/10	4,400,000
	Water & Sewer System Revenue:
1,650,000	Second Generation Resolution, SPA-Bank of Nova Scotia,
	0.270%, 1/4/10 (a)	1,650,000
14,020,000	SPA-Lloyds TSB Bank PLC, 0.200%, 1/4/10 (a)	14,020,000
22,600,000	Municipal Water, TECP, 0.320% due 1/14/10	22,600,000

	Total Water & Sewer	87,370,000

	TOTAL INVESTMENTS — 100.2% (Cost — $1,863,771,328#)	1,863,771,328
	Liabilities in Excess of Other Assets — (0.2)%	(4,022,592)

	TOTAL NET ASSETS — 100.0%	$1,859,748,736

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Security is purchased on a when-issued basis.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corp. - Insured Bonds
BAN	- Bond Anticipation Notes
CSD	- Central School District
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GIC	- Guaranteed Investment Contract
GO	- General Obligation
HDC	- Housing Development Corporation
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue

See Notes to Schedule of Investments.

7

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

LGAC	- Local Government Assistance Corporation
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
XLCA	- XL Capital Assurance Inc. - Insured Bonds

Ratings Table*
S&P/Moody’s**
A-1	63.5%
VMIG1	25.2
NR	9.7
SP-1	0.9
MIG1	0.7
100.0%

*As a percentage of total investments.

** S&P primary rating; Moody’s secondary.

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

8

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

9

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

10

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Short-term investments†	—	$1,863,771,328	—	$1,863,771,328

† See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in

11

Notes to Schedule of Investments (unaudited) (continued)

order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009 the Fund did not invest in swaps, options, or futures and does not have any intention to do so in the future.

12

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 23, 2010

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 23, 2010